[AMERICAN BEACON FUNDS LOGO]

                  Institutional Class             AMR Class


        Supplement Dated March 17, 2009 to the Statement of Additional
                        Information dated March 1, 2009
-------------------------------------------------------------------------------

The American Beacon Funds' Board of Trustees recently appointed Winslow Capital Management, Inc. to replace Goldman Sachs Asset Management, L.P. as a sub-advisor to the Large Cap Growth Fund. Winslow began managing a portion of the Large Cap Growth Fund on March 17, 2009. As a result, the following changes are hereby made to the Statement of Additional Information, as supplemented.

Goldman Sachs Asset Management, L.P. information is deleted from the following sections:

"Investment Advisory Agreements"- table describing ownership and control of each sub-advisor; "Portfolio Managers"- table setting forth information on other accounts managed by each portfolio manager; "Portfolio Managers" subsection "Conflicts of Interest"; "Portfolio Managers" subsection "Compensation"; and "Portfolio Managers" subsection "Ownership of Funds."

Under the section titled "Investment Advisory Agreements," the following is inserted alphabetically into the table regarding sub-advisor ownership and control.

                                                                                       Nature of Controllin
Sub-Advisor                          Controlling Person/Entity     Basis of Control    Person/Entity's Business
-----------                          -------------------------     ----------------    -------------------------
Winslow Capital Management, Inc.     Nuveen Investments, Inc.      Parent Company      Financial Services


Under the section titled "Investment Advisory Agreements," the following is inserted alphabetically into the table regarding fees paid to sub-advisors.

                  Investment Advisory  Investment Advisory  Investment Advisory
Sub-Advisor       Fees for 2006        Fees for 2007        Fees for 2008
-----------       -------------------  -------------------  -------------------

Goldman Sachs Asset	   $  154,749          $   205,305           $  175,772
Management LLC (14)

Winslow Capital
Management, Inc. (14)             N/A                  N/A                  N/A

(14) As of March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund's assets previously managed by Goldman Sachs Asset Management L.P. and replaced it as a sub-advisor to the Large Cap Growth Fund.



Under the section titled "Investment Advisory Agreements," the following paragraph and table is inserted after the paragraph describing the advisory fees of Dreman Value Management, LLC and Metropolitan West Capital Management, LLC.

     Effective March 17, 2009, Winslow Capital Management, Inc. was added as a sub-advisor to the Large Cap Growth Fund. The Manager has agreed to pay an annualized advisory fee to Winslow Capital Management Inc. according to the following schedule.

     Winslow Capital Management, Inc.
     --------------------------------
     0.55% on the first $50 million in assets
     0.50% on the next $50 million in assets
     0.45% on the next $150 million in assets
     0.40% on the next $250 million in assets
     0.35% on the next $500 million in assets
     0.30% on assets over $1 billion

Under the section titled "Portfolio Managers," the following is inserted alphabetically into the table regarding other accounts managed.



                                     Number of Other Accounts Managed                    Number of Accounts and Assets for Which
                                        and Assets by Account Type                          Advisory Fee is Performance-Based
                                     --------------------------------                    ---------------------------------------

                                     Registered      Other Pooled                        Registered     Other Pooled
                                     Investment      Investment     Other                Investment     Investment      Other
Name ofPortfolio Manager             Companies       Vehicles       accounts             Companies      Vehicles        accounts

------------------------             ----------      ------------   --------             ----------     ------------    --------


Winslow Capital Management, Inc. (1)
------------------------------------
Clark J. Winslow                    4 ($2.147 bil)   5 ($93 mil)    51 ($2.278 bil)      N/A            N/A             1 ($24 mil)
Justin H. Kelly                     4 ($2.147 bil)   5 ($93 mil)    51 ($2.278 bil)      N/A            N/A             1 ($24 mil)
R. Bart Wear                        4 ($2.147 bil)   5 ($93 mil)    51 ($2.278 bil)      N/A            N/A             1 ($24 mil)

(1) Number of accounts and assets as of December 31, 2008

The following paragraph is inserted alphabetically into the subsection titled "Conflicts of Interest" under the section titled "Portfolio Managers."

   Winslow Capital Management, Inc. ("Winslow")   A portfolio manager that
   makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:
     - The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;
     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager; and
     - An apparent conflict may arise where an adviser receives hegher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

     To address potential conflicts of interest, Winslow Capital has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, Winslow Capital has adopted a Code of Ethics that recognizes the manager's obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance, however because Winslow Capital offers only one investment product: Large Cap Growth, and all accounts are managed essentially identically, Winslow Capital does not believe any material conflicts of interest exist between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, nor in allocation of investment opportunities.


The following is inserted alphabetically into the subsection titled "Compensation" under the section titled "Portfolio Managers."

WINSLOW - Winslow's Operating Committee determines the compensation plans for portfolio managers and other key personnel. The compensation plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the one, three and five year performance of the product. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for the Large Cap Growth Fund is the Russell 1000(R) Growth Index. Effective December 26, 2008, upon the acquisition of Winslow by Nuveen Investments, Inc., the portfolio managers have long-term employment agreements with multi-year non-competition/non-solicitation clauses.

The Operating Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual's performance, client results and the profitability of the firm.

The following table is inserted alphabetically into the subsection titled "Ownership of the Fund" under the section titled "Portfolio Managers."

Name of Investment Advisor
and Portfolio Manager                         Large Cap Growth Fund (1)
--------------------------                    -------------------------


Winslow Capital Management, Inc.
Clark J. Winslow                              None
Justin H. Kelly                               None
R. Bart Wear                                  None

(1) Ownership as of March 1, 2009

Unrelated to the appointment of Winslow Capital Mangement, Inc., Brown Brothers Harriman & Co. information is deleted from the subsection titled "Ownership of the Fund" under the section titled "Portfolio Managers."